Schedule of Investments (unaudited)	iShares® CMBS ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 64.4%
Bank
3.30%, 05/15/64 (Call 05/15/31)	$500	$342,405
3.74%, 02/15/52 (Call 02/15/29)	600	566,178
3.92%, 04/15/65(a)	500	464,321
4.26%, 05/15/61 (Call 05/15/28)(a)	1,010	981,548
5.20%, 02/15/56 (Call 02/15/33)	500	511,924
Series 2017, Class A5, 3.44%, 09/15/60
(Call 09/15/27)	220	208,754
Series 2017-BNK4, Class AS, 3.78%, 05/15/50
(Call 04/15/27)	500	460,354
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50
(Call 04/15/27)	183	178,679
Series 2017-BNK4, Class C, 4.37%, 05/15/50
(Call 04/15/27)(a)	485	379,426
Series 2017-BNK7, Class B, 3.95%, 09/15/60
(Call 09/15/27)	550	482,073
Series 2017-BNK8, Class A3, 3.23%, 11/15/50
(Call 11/15/27)	683	640,956
Series 2018-BN14, Class A3, 3.97%, 09/15/60
(Call 09/15/28)	600	573,137
Series 2018-BN14, Class AS, 4.48%, 09/15/60
(Call 09/15/28)(a)	500	467,580
Series 2018-BN15, Class A3, 4.14%, 11/15/61
(Call 11/15/28)	490	471,398
Series 2018-BN15, Class A4, 4.41%, 11/15/61
(Call 11/15/28)(a)	1,015	993,899
Series 2019-BN16, Class AS, 4.27%, 02/15/52
(Call 02/15/29)	262	251,080
Series 2019-BN19, Class A3, 3.18%, 08/15/61
(Call 07/15/29)	1,797	1,597,352
Series 2019-BN20, Class A2, 2.76%, 09/15/62
(Call 10/15/29)	412	366,819
Series 2019-BN20, Class B, 3.40%, 09/15/62
(Call 10/15/29)(a)	1,000	802,546
Series 2019-BN21, Class A4, 2.60%, 10/17/52
(Call 10/15/29)	987	883,775
Series 2019-BN21, Class A5, 2.85%, 10/17/52
(Call 10/15/29)	500	446,266
Series 2020-BN25, Class A3, 2.39%, 01/15/63
(Call 02/15/30)	494	465,810
Series 2020-BN26, Class B, 2.91%, 03/15/63
(Call 03/15/30)(a)	250	201,044
Series 2020-BN28, Class A4, 1.84%, 03/15/63
(Call 10/15/30)	500	415,910
Series 2020-BN29, Class C, 3.14%, 11/15/53
(Call 12/15/30)(a)	520	371,034
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	212,049
Series 2021-BN32, Class AS, 2.64%, 04/15/54
(Call 04/15/31)	1,075	932,025
Series 2021-BN34, Class A5, 2.44%, 06/15/63
(Call 07/15/31)	244	199,606
Series 2021-BN34, Class AS, 2.57%, 06/15/63
(Call 07/15/31)	500	397,932
Series 2022-BNK40, Class AS, 3.51%, 03/15/64
(Call 03/15/32)(a)	1,000	869,820
Series 21-BN36, Class A5, 2.47%, 09/15/64
(Call 10/15/31)	750	637,559
Series2017-BNK4, Class A4, 3.63%, 05/15/50
(Call 04/15/27)	1,000	946,066

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BANK, 2.04%, 02/15/54 (Call 02/15/31)	$1,500	$1,248,783
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49
(Call 02/15/31)	800	758,660
Series 2016-UB10, Class B, 3.79%, 07/15/49
(Call 02/15/31)	250	229,660
Series 2017-BNK3, Class A4, 3.57%, 02/15/50
(Call 02/15/27)	1,000	957,547
Bank5
6.26%, 04/15/56 (Call 04/15/28)(a)	2,500	2,610,418
6.66%, 07/15/56(a)	1,500	1,599,592
Barclays Commercial Mortgage Trust
Series 2019-C5, 2.81%, 11/15/52 (Call 11/15/29)	1,000	904,537
Series 2019-C5, Class A4, 3.06%, 11/15/52
(Call 11/15/29)	1,000	911,296
BBCMS Mortgage Trust
2.95%, 02/15/55 (Call 02/15/32)(a)	1,500	1,306,299
5.45%, 09/15/55 (Call 09/15/32)(a)	847	680,997
5.58%, 07/15/56	2,500	2,638,335
5.71%, 12/15/55 (Call 12/15/32)(a)	1,000	1,061,683
5.72%, 02/15/57	180	181,883
5.87%, 02/15/57	1,630	1,696,677
6.55%, 04/15/56 (Call 04/15/33)(a)	250	250,027
6.80%, 11/15/56	1,000	1,149,760
Series 2018-C2, Class C, 5.13%, 12/15/51
(Call 12/15/28)(a)	250	210,393
Series 2019-C4, Class A5, 2.92%, 08/15/52
(Call 08/15/29)	1,000	905,440
Series 2020-C6, Class A4, 2.64%, 02/15/53
(Call 02/15/30)	1,500	1,328,047
Series 2020-C7, Class A5, 2.04%, 04/15/53
(Call 04/15/30)	1,000	851,658
Series 2020-C7, Class AS, 2.44%, 04/15/53
(Call 04/15/30)	300	249,013
Series 2020-C8, Class A5, 2.04%, 10/15/53
(Call 10/15/30)	1,000	840,604
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,263,734
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	856,726
Series 2021-C12, Class C, 3.21%, 11/15/54(a)	500	332,136
Series 2022-C14, Class AS, 3.35%, 02/15/55
(Call 02/15/32)(a)	250	216,792
Series 2022-C15, Class A5, 3.66%, 04/15/55
(Call 04/15/32)(a)	1,640	1,499,177
Series 2022-C17, Class A4, 4.17%, 09/15/55
(Call 09/15/32)	1,000	954,187
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54
(Call 07/15/31)	500	430,215
Series 2021-C10, Class B, 2.49%, 07/15/54
(Call 07/15/31)	1,000	769,362
Series 2021-C10, Class C, 2.84%, 07/15/54
(Call 07/15/31)	500	320,787
Benchmark Mortgage Trust
2.58%, 03/15/54 (Call 03/15/31)	1,000	834,495
2.67%, 12/15/54 (Call 12/15/31)	2,000	1,704,746
3.12%, 08/15/52 (Call 08/15/29)	660	604,840
3.20%, 01/15/55(a)	500	379,899
3.46%, 03/15/55 (Call 03/15/32)	1,000	892,460
4.59%, 05/15/55 (Call 05/15/32)(a)	2,750	2,585,895

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-B1, Class AM, 3.88%, 01/15/51
(Call 01/15/28)(a)	$500	$453,514
Series 2018-B2, Class C, 4.43%, 02/15/51
(Call 02/15/28)(a)	500	410,286
Series 2018-B3, Class A4, 3.76%, 04/10/51
(Call 04/10/28)	700	670,013
Series 2018-B4, Class ASB, 4.06%, 07/15/51
(Call 07/15/28)(a)	421	413,151
Series 2018-B4, Class C, 4.65%, 07/15/51
(Call 07/15/28)(a)	400	334,448
Series 2018-B5, Class B, 4.57%, 07/15/51
(Call 08/15/28)	500	459,976
Series 2018-B7, Class A4, 4.51%, 05/15/53
(Call 11/15/28)(a)	1,500	1,459,294
Series 2018-B7, Class B, 5.00%, 05/15/53
(Call 11/15/28)(a)	400	362,437
Series 2018-B8, Class A4, 3.96%, 01/15/52
(Call 12/15/28)	1,000	968,278
Series 2018-B8, Class AS, 4.53%, 01/15/52
(Call 12/15/28)(a)	563	532,607
Series 2019-B10, Class A3, 3.46%, 03/15/62
(Call 03/15/29)	800	745,492
Series 2019-B10, Class AM, 3.98%, 03/15/62
(Call 03/15/29)	600	546,551
Series 2019-B11, Class AS, 3.78%, 05/15/52
(Call 06/15/29)	500	436,741
Series 2019-B13, Class C, 3.84%, 08/15/57
(Call 10/15/29)(a)	500	405,847
Series 2019-B14, Class A5, 3.05%, 12/15/62
(Call 11/15/29)	2,000	1,814,774
Series 2019-B9, Class C, 4.97%, 03/15/52
(Call 02/15/29)(a)	250	199,825
Series 2020-B16, Class A5, 2.73%, 02/15/53
(Call 02/15/30)	990	876,551
Series 2020-B16, Class AM, 2.94%, 02/15/53
(Call 02/15/30)(a)	1,000	858,311
Series 2020-B17, Class C, 3.37%, 03/15/53
(Call 03/15/30)(a)	250	185,697
Series 2020-B18 AM, Class AM, 2.34%, 07/15/53
(Call 08/15/30)	430	344,684
Series 2020-B20, Class B, 2.53%, 10/15/53
(Call 10/15/30)	500	385,773
Series 2020-B21, Class A5, 2.25%, 12/17/53
(Call 12/15/30)	500	409,289
Series 2020-IG1, Class A3, 2.69%, 09/15/43
(Call 01/15/30)	750	613,563
Series 2021-B23, Class AS, 2.27%, 02/15/54
(Call 02/15/31)	500	387,738
Series 2021-B24, Class A4, 2.26%, 03/15/54
(Call 03/15/31)	1,000	837,022
Series 2021-B25, Class A5, 2.58%, 04/15/54
(Call 04/15/31)	1,000	816,396
Series 2021-B26, Class AM, 2.83%, 06/15/54
(Call 06/15/31)	500	396,433
Series 2021-B27, Class A2, 2.02%, 07/15/54
(Call 07/15/31)	1,000	932,319
Series 2021-B27, Class A5, 2.39%, 07/15/54
(Call 07/15/31)	1,000	816,236
Series 2021-B27, Class AS, 2.51%, 07/15/54
(Call 07/15/31)	500	398,082

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-B29, Class A5, 2.39%, 09/15/54
(Call 10/15/31)	$830	$697,474
Series 2022-B34, Class A5, 3.79%, 04/15/55
(Call 04/15/32)(a)	1,500	1,336,081
Series 2023-B38, Class A2, 5.63%, 04/15/56
(Call 04/15/33)	2,000	2,044,480
Serise 2020-B17, Class A2, 2.21%, 03/15/53
(Call 03/15/30)	1,000	944,539
Serise 2020-B17, Class A5, 2.29%, 03/15/53
(Call 03/15/30)	1,500	1,276,079
BMO Mortgage Trust
5.31%, 09/15/54 (Call 10/15/32)	1,000	1,025,844
5.74%, 02/15/57	2,000	2,074,804
5.77%, 06/15/56 (Call 06/15/33)	750	798,171
6.67%, 12/15/56(a)	1,000	1,094,209
Cantor Commercial Real Estate Lending, 3.01%,
01/15/53 (Call 12/15/29)	1,000	881,378
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50
(Call 02/10/27)	1,730	1,616,192
Series 2017-CD3, Class AS, 3.83%, 02/10/50
(Call 02/10/27)	750	645,367
Series 2017-CD3, Class C, 4.69%, 02/10/50
(Call 02/10/27)(a)	300	139,766
Series 2017-CD4, Class A4, 3.51%, 05/10/50
(Call 05/10/27)(a)	1,000	943,511
Series 2017-CD5, Class A4, 3.43%, 08/15/50
(Call 07/15/27)	750	709,070
Series 2018-CD7, Class ASB, 4.21%, 08/15/51
(Call 08/15/28)	499	491,220
Series 2019-CD8, Class A4, 2.91%, 08/15/57
(Call 08/15/29)	1,000	897,090
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48
(Call 01/10/26)	500	483,402
Series 2016-C4, Class A4, 3.28%, 05/10/58
(Call 05/10/26)	1,650	1,571,534
Series 2017-C8, Class B, 4.20%, 06/15/50
(Call 05/15/27)(a)	750	671,415
Citigroup Commercial Mortgage Trust
2.94%, 05/10/49 (Call 06/10/26)	2,000	1,911,847
Series 2014-GC23, Class C, 4.57%, 07/10/47
(Call 07/10/24)(a)	250	235,002
Series 2015-GC29, Class C, 4.28%, 04/10/48
(Call 04/10/25)(a)	250	239,486
Series 2015-GC31, Class A4, 3.76%, 06/10/48
(Call 06/10/25)	750	726,331
Series 2015-GC35, Class AAB, 3.61%, 11/10/48
(Call 11/10/25)	158	155,868
Series 2015-P1, Class A5, 3.72%, 09/15/48
(Call 05/15/26)	356	346,548
Series 2016-C1, Class A4, 3.21%, 05/10/49
(Call 06/10/26)	874	832,896
Series 2016-P3, Class A4, 3.33%, 04/15/49
(Call 04/15/26)	75	71,579
Series 2017-C4, Class A3, 3.21%, 10/12/50
(Call 11/12/27)	847	794,601
Series 2017-P8, Class A3, 3.20%, 09/15/50
(Call 09/15/27)	885	832,571
Series 2018-B2, Class A4, 4.01%, 03/10/51
(Call 03/10/28)	600	577,630

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-C5, Class A4, 4.23%, 06/10/51
(Call 06/10/28)(a)	$1,000	$966,931
Series 2018-C6, Class A4, 4.41%, 11/10/51
(Call 11/10/28)	1,199	1,123,028
Series 2019-C7, Class A4, 3.10%, 12/15/72
(Call 12/15/29)	1,000	901,554
Series 2019-GC41, Class AS, 3.02%, 08/10/56
(Call 08/10/29)	750	654,456
Series 2019-GC43, Class A2, 2.98%, 11/10/52
(Call 11/10/29)	863	844,695
Series 2019-GC43, Class A4, 3.04%, 11/10/52
(Call 11/10/29)	750	666,340
Series 2020-GC46, Class A5, 2.72%, 02/15/53
(Call 02/15/30)	1,000	872,407
Series 2020-GC46, Class AS, 2.92%, 02/15/53
(Call 02/15/30)(a)	500	426,494
Series 2020-GC46, Class B, 3.15%, 02/15/53
(Call 02/15/30)(a)	234	194,983
Commission Mortgage Trust
Series 2014-CR14, Class C, 4.45%, 02/10/47
(Call 02/10/24)(a)	200	184,754
Series 2014-CR17, Class B, 4.38%, 05/10/47
(Call 05/10/24)	292	273,566
Series 2014-CR18, Class AM, 4.10%, 07/15/47
(Call 07/15/24)	300	297,180
Series 2014-UBS4, Class A4, 3.42%, 08/10/47
(Call 07/10/29)	237	235,294
Series 2015-CR22, Class AM, 3.60%, 03/10/48
(Call 03/10/25)(a)	200	190,431
Series 2015-CR22, Class C, 4.20%, 03/10/48
(Call 03/10/25)(a)	300	280,164
Series 2015-CR23, Class A4, 3.50%, 05/10/48
(Call 05/10/25)	500	487,253
Series 2015-CR24, Class A4, 3.43%, 08/10/48
(Call 06/10/26)	925	899,364
Series 2015-CR24, Class B, 4.49%, 08/10/48
(Call 06/10/26)(a)	750	720,122
Series 2015-CR25, Class A4, 3.76%, 08/10/48
(Call 08/10/25)	750	728,267
Series 2015-CR25, Class B, 4.67%, 08/10/48
(Call 08/10/25)(a)	300	286,448
Series 2015-DC1, Class A5, 3.35%, 02/10/48
(Call 02/10/25)	750	730,278
Series 2015-LC21, Class A4, 3.71%, 07/10/48
(Call 01/10/26)	500	486,370
Series 2016-DC2, Class A4, 3.50%, 02/10/49
(Call 02/10/26)	324	313,594
Series 2016-DC2, Class C, 4.81%, 02/10/49
(Call 02/10/26)(a)	250	225,368
Series 2017-COR2, Class C, 4.74%, 09/10/50
(Call 09/10/27)(a)	750	671,621
Series 2018-COR3, Class A3, 4.23%, 05/10/51
(Call 05/10/28)	750	711,959
Series 2018-COR3, Class B, 4.66%, 05/10/51
(Call 05/10/28)(a)	500	423,089
Series 2018-COR3, Class C, 4.71%, 05/10/51
(Call 05/10/28)(a)	500	318,924
Series 2019-GC44, Class A5, 2.95%, 08/15/57
(Call 11/15/29)	1,000	894,062

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50
(Call 03/15/25)	$500	$488,120
Series 2015-C2, Class A4, 3.50%, 06/15/57
(Call 05/15/25)	500	486,198
Series 2015-C3, Class A4, 3.72%, 08/15/48
(Call 08/15/25)	1,900	1,841,076
Series 2015-C4, Class D, 3.71%, 11/15/48
(Call 11/15/25)(a)	250	211,277
Series 2016-C5, Class C, 4.80%, 11/15/48
(Call 11/15/25)(a)	750	694,269
Series 2016-C6, Class C, 5.08%, 01/15/49
(Call 05/15/26)(a)	350	309,642
Series 2016-C7, Class A4, 3.21%, 11/15/49
(Call 11/15/26)	193	184,718
Series 2016-C7, Class A5, 3.50%, 11/15/49
(Call 11/15/26)	115	109,280
Series 2016-C7, Class AS, 3.96%, 11/15/49
(Call 11/15/26)(a)	1,000	923,794
Series 2017-CX9, Class A5, 3.45%, 09/15/50
(Call 09/15/27)	1,000	927,660
Series 2018-CX11, Class A5, 4.03%, 04/15/51
(Call 04/15/28)(a)	1,000	959,019
Series 2019-C15, Class A3, 3.78%, 03/15/52
(Call 02/15/29)	1,400	1,309,497
Series 2019-C15, Class B, 4.48%, 03/15/52
(Call 02/15/29)	1,000	900,702
Series 2019-C17, Class A5, 3.02%, 09/15/52
(Call 09/15/29)	2,000	1,785,050
Series 2019-C18, Class ASB, 2.87%, 12/15/52
(Call 12/15/29)	500	468,821
Series 2020-C19, Class A3, 2.56%, 03/15/53
(Call 03/15/30)	1,500	1,280,577
DBGS Mortgage Trust, Series 2018-C1, Class A4,
4.47%, 10/15/51 (Call 10/15/28)	1,400	1,323,478
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/49
(Call 04/10/26)	242	237,015
Series 2016-C1, Class C, 3.47%, 05/10/49
(Call 04/10/26)(a)	468	387,408
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
2.24%, 10/25/31 (Call 11/25/31)(a)	1,000	855,677
3.60%, 02/25/28 (Call 07/25/28)	2,750	2,660,908
3.70%, 05/25/30	938	914,881
3.78%, 01/25/32	992	955,823
3.78%, 11/25/32 (Call 11/25/32)(a)	3,000	2,841,527
3.90%, 04/25/28 (Call 05/25/28)	2,000	1,955,205
3.92%, 09/25/28 (Call 10/25/28)(a)	2,000	1,953,851
4.05%, 07/25/33	1,000	963,442
4.20%, 05/25/33	1,500	1,462,714
4.22%, 04/25/30	2,000	1,963,339
4.28%, 07/25/30	2,000	1,981,415
4.35%, 01/25/33 (Call 02/25/33)(a)	2,000	1,973,595
4.41%, 03/25/30 (Call 07/25/30)	1,000	998,609
4.43%, 02/25/33 (Call 02/25/33)(a)	2,000	1,985,085
4.50%, 07/25/33(a)	2,000	1,994,567
4.65%, 08/25/28(a)	2,000	2,018,411
4.74%, 08/25/28	1,000	1,012,259
4.82%, 06/25/28	1,000	1,012,859
4.90%, 10/25/33	2,000	2,054,272

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 11/25/28	$2,500	$2,555,796
Federal National Mortgage Association
1.76%, 11/25/31(a)	947	839,564
2.00%, 12/25/31(a)	1,000	832,974
2.35%, 02/25/31	971	869,527
2.68%, 06/25/32(a)	1,000	869,160
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	399,970
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,761	1,685,495
Series 2017-M1, Class A2, 2.50%, 10/25/26(a)	732	694,824
Series 2017-M14, Class A2, 2.91%, 11/25/27(a)	1,347	1,275,528
Series 2018-M14, Class A2, 3.70%, 08/25/28(a)	407	394,542
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,154	1,072,859
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,690	1,519,735
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,283	1,213,783
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,277,584
Series 2020-M14, Class A2, 1.78%, 05/25/30	974	840,431
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	212,116
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	882,665
Series 2020-M8, Class A2, 1.82%, 02/25/30	98	85,547
Series 2021-M19, Class A2, 1.80%, 10/25/31(a)	2,000	1,651,147
Series 2021-M4, Class A2, 1.51%, 02/25/31(a)	2,500	2,049,460
Series 2022-M3, Class A2, 1.76%, 11/25/31(a)	2,000	1,639,358
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,595,169
Series2019-M6, Class A2, 3.45%, 01/01/29	409	394,450
Federal National Mortgage Association-Aces, 4.19%,
07/25/28	1,000	991,448
Freddie Mac Multifamily Structured Pass
Through Certificates
2.05%, 11/25/28 (Call 12/25/28)(a)	1,000	900,408
2.35%, 11/25/31 (Call 12/25/31)(a)	1,110	954,437
3.53%, 08/25/32 (Call 09/25/32)	1,000	931,103
3.80%, 10/25/32 (Call 11/25/32)(a)	1,000	948,672
3.82%, 12/25/32 (Call 01/25/33)(a)	1,000	949,620
4.25%, 04/25/33 (Call 04/25/33)	2,000	1,958,174
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%, 04/10/47
(Call 04/10/24)(a)	250	248,234
Series 2014-GC24, Class AAB, 3.65%, 09/10/47
(Call 09/10/24)	50	49,617
Series 2015-GC30, Class AAB, 3.12%, 05/10/50
(Call 05/10/25)	79	77,854
Series 2015-GC30, Class AS, 3.78%, 05/10/50
(Call 05/10/25)(a)	500	482,896
Series 2015-GC32, Class A3, 3.50%, 07/10/48
(Call 07/10/25)	489	473,488
Series 2015-GS1, Class A3, 3.73%, 11/10/48
(Call 11/10/25)	1,500	1,450,034
Series 2016-GS3, Class A4, 2.85%, 10/10/49
(Call 10/10/26)	2,530	2,377,820
Series 2016-GS4, Class A4, 3.44%, 11/10/49
(Call 11/10/26)(a)	39	37,114
Series 2017-GS7, Class A3, 3.17%, 08/10/50
(Call 08/10/27)	1,000	925,721
Series 2017-GS7, Class B, 3.88%, 08/10/50
(Call 08/10/27)	500	454,471
Series 2019-GC38, Class A4, 3.97%, 02/10/52
(Call 02/10/29)	750	714,017
Series 2019-GC40, Class A4, 3.16%, 07/10/52
(Call 07/10/29)	1,131	1,031,687
Series 2019-GSA1, Class C, 3.93%, 11/10/52
(Call 11/10/29)(a)	500	403,776

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-GC45, Class A4, 2.66%, 02/13/53
(Call 01/13/30)	$775	$682,799
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49
(Call 12/15/25)	927	895,553
Series 2016-JP3, Class AS, 3.14%, 08/15/49
(Call 09/15/26)	1,000	871,042
Series 2016-JP3, Class B, 3.40%, 08/15/49
(Call 09/15/26)(a)	108	91,954
Series 2016-JP4, Class A4, 3.65%, 12/15/49
(Call 04/15/27)(a)	1,090	1,034,772
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class C, 4.85%, 01/15/47
(Call 02/15/24)(a)	100	88,904
Series 2014-C18, Class B, 4.79%, 02/15/47
(Call 01/15/29)(a)	225	215,746
Series 2014-C21, Class ASB, 3.43%, 08/15/47
(Call 07/15/24)	7	7,415
Series 2014-C25, Class B, 4.35%, 11/15/47
(Call 11/15/24)(a)	185	169,723
Series 2015-C27, Class AS, 3.63%, 02/15/48
(Call 09/15/26)	500	475,873
Series 2015-C28, Class A3, 2.91%, 10/15/48
(Call 04/15/25)	590	577,176
Series 2015-C29, Class ASB, 3.30%, 05/15/48
(Call 03/15/26)	109	107,347
Series 2015-C29, Class B, 4.12%, 05/15/48
(Call 03/15/26)(a)	250	235,982
Series 2015-C30, Class AS, 4.23%, 07/15/48
(Call 07/15/25)(a)	635	599,150
Series 2015-C31, Class A3, 3.80%, 08/15/48
(Call 08/15/25)	909	879,502
Series 2016-C1, Class A5, 3.58%, 03/17/49
(Call 02/15/26)	822	791,056
Series 2016-C1, Class B, 4.86%, 03/17/49
(Call 02/15/26)(a)	450	421,382
Series 2016-C1, Class C, 4.86%, 03/17/49
(Call 02/15/26)(a)	400	363,949
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50
(Call 04/15/27)(a)	650	607,229
Series 2017-JP5, Class ASB, 3.55%, 03/15/50
(Call 04/15/27)	84	81,669
Series 2017-JP6, Class A5, 3.49%, 07/15/50
(Call 06/15/27)	300	280,002
Series 2017-JP6, Class AS, 3.74%, 07/15/50
(Call 06/15/27)	400	359,718
Series 2019-COR5, Class A2, 3.15%, 06/13/52
(Call 06/13/29)	293	291,476
Series 2019-COR5, Class A4, 3.39%, 06/13/52
(Call 06/13/29)	1,200	1,081,374
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49
(Call 05/15/26)	1,000	939,223
Series 2016-C2, Class B, 3.99%, 06/15/49
(Call 05/15/26)(a)	750	589,907
Series 2017-C5, Class A5, 3.69%, 03/15/50
(Call 08/15/27)	1,100	1,047,265
Series 2018-C8, Class A3, 3.94%, 06/15/51
(Call 06/15/28)	519	492,139

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-COR6, Class A4, 3.06%, 11/13/52
(Call 11/13/29)	$955	$818,701
Series 2020-COR7, Class A5, 2.18%, 05/13/53
(Call 04/13/30)	539	421,782
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49 (Call 10/15/26)	623	592,150
Series 2015-C20, Class AS, 3.61%, 02/15/48
(Call 11/15/26)	500	480,007
Series 2015-C21, Class A4, 3.34%, 03/15/48
(Call 03/15/31)	901	872,563
Series 2015-C22, Class A4, 3.31%, 04/15/48
(Call 04/15/25)	700	679,047
Series 2015-C22, Class C, 4.34%, 04/15/48
(Call 04/15/25)(a)	250	225,200
Series 2015-C23, Class A3, 3.45%, 07/15/50
(Call 06/15/25)	717	697,509
Series 2015-C24, Class A3, 3.48%, 05/15/48
(Call 08/15/25)	308	299,321
Series 2015-C24, Class A4, 3.73%, 05/15/48
(Call 08/15/25)	950	922,114
Series 2015-C25, Class ASB, 3.38%, 10/15/48
(Call 09/15/25)	175	172,230
Series 2016-C28, Class A4, 3.54%, 01/15/49
(Call 02/15/28)	1,000	957,086
Series 2016-C30, Class A5, 2.86%, 09/15/49
(Call 10/15/26)	500	467,252
Series 2016-C32, Class A4, 3.72%, 12/15/49
(Call 01/15/27)	1,400	1,335,180
Series 2016-C32, Class ASB, 3.51%, 12/15/49
(Call 01/15/27)	190	185,643
Series 2017-C33, Class A5, 3.60%, 05/15/50
(Call 05/15/27)	1,100	1,049,169
Series 2017-C34, Class A4, 3.54%, 11/15/52
(Call 10/15/27)	1,000	946,684
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48
(Call 07/15/25)(a)	500	486,259
Series 2015-UBS8, Class AS, 4.11%, 12/15/48
(Call 12/15/25)	250	234,686
Series 2016-UB11, Class A4, 2.78%, 08/15/49
(Call 08/15/26)	1,275	1,191,399
Series 2016-UB12, Class A3, 3.34%, 12/15/49
(Call 12/15/26)	983	921,274
Series 2017-H1, Class A5, 3.53%, 06/15/50
(Call 06/15/27)	1,000	946,505
Series 2018-H3, Class A4, 3.91%, 07/15/51
(Call 07/15/28)	500	479,102
Series 2019-H7, Class A4, 3.26%, 07/15/52
(Call 07/15/29)	1,000	913,960
Series 2020-HR8, Class A4, 2.04%, 07/15/53
(Call 08/15/30)	1,120	943,201
Series 2020-L4, Class A3, 2.70%, 02/15/53
(Call 02/15/30)	500	440,338
Series 2021-L5, Class ASB, 2.43%, 05/15/54
(Call 05/15/31)	145	129,309
Series 2021-L6, Class A2, 2.13%, 06/15/54
(Call 07/15/31)(a)	1,500	1,384,634
Series 2021-L7, Class A5, 2.57%, 10/15/54
(Call 10/15/31)	1,000	844,088
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56
(Call 06/15/33)	730	774,018

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust, Series
2016-C5, Class A4, 3.06%, 10/10/48
(Call 07/10/26)	$1,000	$942,473
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.54%, 11/15/50
(Call 12/15/27)(a)	1,510	1,427,311
Series 2017-C2, Class A4, 3.49%, 08/15/50
(Call 08/15/27)	1,000	945,236
Series 2017-C6, Class AS, 3.93%, 12/15/50
(Call 12/15/27)(a)	500	462,428
Series 2017-C7, Class A4, 3.68%, 12/15/50
(Call 01/15/33)	1,000	944,543
Series 2018-C08, Class A4, 3.98%, 02/15/51
(Call 02/15/28)	1,325	1,257,948
Series 2018-C15, Class B, 4.92%, 12/15/51
(Call 01/15/29)(a)	750	680,362
Series 2019-C16, Class AS, 3.89%, 04/15/52
(Call 04/15/29)	1,592	1,425,099
Series 2019-C17, Class A4, 2.92%, 10/15/52
(Call 10/15/29)	1,000	894,171
Wells Fargo Commercial Mortgage Trust
2.65%, 08/15/49 (Call 08/15/26)	1,000	931,575
4.00%, 04/15/55 (Call 04/15/32)(a)	500	469,464
4.15%, 08/15/51 (Call 08/15/28)	623	599,481
Series 2015-C27, Class A5, 3.45%, 02/15/48
(Call 03/15/25)	1,000	972,724
Series 2015-C27, Class B, 4.14%, 02/15/48
(Call 03/15/25)(a)	330	309,924
Series 2015-C28, Class AS, 3.87%, 05/15/48
(Call 05/15/25)(a)	250	239,277
Series 2015-C30, Class ASB, 3.41%, 09/15/58
(Call 08/15/25)	132	130,418
Series 2015-C31, Class A4, 3.70%, 11/15/48
(Call 11/15/25)	500	483,417
Series 2015-C31, Class C, 4.75%, 11/15/48
(Call 11/15/25)(a)	450	415,271
Series 2015-LC20, Class B, 3.72%, 04/15/50
(Call 04/15/25)	750	713,659
Series 2015-LC22, Class A4, 3.84%, 09/15/58
(Call 09/15/25)	1,000	970,627
Series 2016-C33, Class A4, 3.43%, 03/15/59
(Call 04/15/26)	1,000	958,513
Series 2016-C34, Class A4, 3.10%, 06/15/49
(Call 05/15/26)	1,000	949,904
Series 2016-C36, Class AS, 3.42%, 11/15/59
(Call 10/15/26)	500	455,608
Series 2016-LC24, Class A4, 2.94%, 10/15/49
(Call 09/15/26)	1,680	1,584,844
Series 2016-LC25, Class B, 4.48%, 12/15/59
(Call 11/15/26)(a)	198	179,806
Series 2016-NXS4, Class A4, 3.72%, 12/15/48
(Call 11/15/25)	1,920	1,866,176
Series 2016-NXS6, Class B, 3.81%, 11/15/49
(Call 10/15/26)	500	446,694
Series 2017-C38, Class A4, 3.19%, 07/15/50
(Call 06/15/27)	459	433,662
Series 2017-C38, Class A5, 3.45%, 07/15/50
(Call 06/15/27)	1,000	946,630
Series 2017-C39, Class A5, 3.42%, 09/15/50
(Call 08/15/27)	1,000	942,578

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C39, Class C, 4.12%, 09/15/50
(Call 08/15/27)	$500	$437,920
Series 2017-C42, Class B, 4.00%, 12/15/50
(Call 12/15/27)(a)	500	429,142
Series 2018-C44, Class A4, 3.95%, 05/15/51
(Call 05/15/28)	1,250	1,197,036
Series 2018-C45, Class AS, 4.41%, 06/15/51
(Call 07/15/28)(a)	350	330,164
Series 2018-C46, Class AS, 4.38%, 08/15/51
(Call 08/15/28)	500	466,530
Series 2018-C47, Class A4, 4.44%, 09/15/61
(Call 10/15/28)	1,250	1,225,096
Series 2018-C48, Class A5, 4.30%, 01/15/52
(Call 12/15/28)	1,010	983,259
Series 2019-C49, Class C, 4.87%, 03/15/52
(Call 02/15/29)(a)	665	609,316
Series 2019-C50, Class A5, 3.73%, 05/15/52
(Call 05/15/29)	750	702,878
Series 2019-C51, Class AS, 3.58%, 06/15/52
(Call 06/15/29)	492	437,272
Series 2020-C56, Class ASB, 2.42%, 06/15/53
(Call 04/15/30)	500	456,120
Series 2020-C56, Class B, 3.86%, 06/15/53
(Call 04/15/30)(a)	345	293,314
Series 2020-C56, Class C, 3.86%, 06/15/53
(Call 04/15/30)(a)	800	606,656
Series 2020-C57, Class A4, 2.12%, 08/15/53
(Call 08/15/30)	919	781,464
Series 2021-C59, Class A5, 2.63%, 04/15/54
(Call 04/15/31)	2,000	1,715,845
Series 2021-C59, Class ASB, 2.30%, 04/15/54
(Call 04/15/31)	459	415,899
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class B, 3.84%, 06/15/46
(Call 02/15/24)(a)	500	396,683
Series 2014-C24, Class A5, 3.61%, 11/15/47
(Call 11/15/24)	100	97,997
		274,732,861
Total Collaterized Mortgage Obligations — 64.4%
(Cost: $298,219,843)		274,732,861

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 32.8%
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.49%, 02/25/43(a)	132	126,009
Series 2014-M11, Class 2A, 3.40%, 08/25/26(a)	545	529,751
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	124	123,746
Series 2015-M11, Class A2, 2.94%, 04/25/25(a)	697	680,923
Series 2015-M13, Class A2, 2.79%, 06/25/25(a)	668	649,918
Series 2015-M2, Class A, 2.62%, 12/25/24	275	269,635
Series 2016-M6, Class A2, 2.49%, 05/25/26	248	236,815
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,888	1,796,998
Series 2017, Class A2, 3.06%, 09/25/27(a)	898	858,927
Series 2017-M11, Class A2, 2.98%, 08/25/29	960	895,674
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	630	597,609
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	675	641,105
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	861	826,329
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,084	1,041,106
Series 2018-M1, Class A2, 3.09%, 12/25/27(a)	696	664,551

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	$2,382	$2,293,235
Series 2018-M13, Class A2, 3.86%, 09/25/30(a)	77	74,175
Series 2018-M7, Class A2, 3.13%, 03/25/28(a)	726	692,273
Series 2019-M1, Class A2, 3.67%, 09/25/28(a)	869	841,848
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	1,810	1,756,555
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,145	1,079,951
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,386	2,275,341
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,477	2,340,480
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,134	2,942,032
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,285	2,034,726
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,654,987
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	2,000	1,638,196
Freddie Mac Multifamily Structured Pass
Through Certificates
1.31%, 05/25/30 (Call 06/25/30)	1,000	830,662
2.03%, 09/25/28 (Call 10/25/28)	1,150	1,037,510
2.25%, 01/25/32 (Call 02/25/32)	165	140,455
2.45%, 04/25/32 (Call 05/25/32)	1,000	860,642
2.58%, 05/25/32 (Call 06/25/32)	1,250	1,085,237
2.92%, 06/25/32 (Call 07/25/32)	650	578,958
3.00%, 06/25/32 (Call 06/25/32)(a)	2,350	2,105,053
3.50%, 07/25/32 (Call 08/25/32)(a)	1,750	1,626,601
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	996	912,986
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	1,500	1,277,070
Series 158, Class A2, 3.90%, 12/25/30
(Call 11/25/33)(a)	905	872,811
Series K047, Class A2, 3.33%, 05/25/25
(Call 05/25/25)(a)	1,000	979,482
Series K048, Class A1, 2.69%, 12/25/24
(Call 08/25/25)	66	65,013
Series K048, Class A2, 3.28%, 06/25/25
(Call 08/25/25)(a)	1,000	978,665
Series K049, Class A2, 3.01%, 07/25/25
(Call 08/25/25)	1,800	1,753,288
Series K051, Class A2, 3.31%, 09/25/25
(Call 10/25/25)	1,630	1,591,522
Series K052, Class A2, 3.15%, 11/25/25
(Call 01/25/26)	400	389,488
Series K055, Class A2, 2.67%, 03/25/26
(Call 04/25/26)	500	480,901
Series K056, Class A1, 2.20%, 07/25/25
(Call 06/25/26)	77	75,226
Series K057, Class A2, 2.57%, 07/25/26
(Call 08/25/26)	725	693,592
Series K058, Class A2, 2.65%, 08/25/26
(Call 09/25/26)	1,527	1,459,279
Series K059, Class A2, 3.12%, 09/25/26
(Call 10/25/26)(a)	530	512,103
Series K061, Class A2, 3.35%, 11/25/26
(Call 12/25/26)(a)	1,296	1,258,149
Series K063, Class A2, 3.43%, 01/25/27
(Call 02/25/27)(a)	1,345	1,307,684
Series K064, Class A1, 2.89%, 10/25/26
(Call 05/25/27)	463	449,918
Series K064, Class A2, 3.22%, 03/25/27
(Call 05/25/27)	325	314,018
Series K065, Class A2, 3.24%, 04/25/27
(Call 07/25/27)	1,285	1,240,771
Series K066, Class A2, 3.12%, 06/25/27
(Call 07/25/27)	1,000	960,692

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K067, Class A2, 3.19%, 07/25/27
(Call 09/25/27)	$600	$576,802
Series K070, Class A2, 3.30%, 11/25/27
(Call 12/25/27)(a)	1,541	1,482,996
Series K073, Class A2, 3.35%, 01/25/28
(Call 10/25/28)	1,000	962,078
Series K074, Class A1, 3.60%, 09/25/27
(Call 07/25/28)	317	312,379
Series K075, Class A2, 3.65%, 02/25/28
(Call 05/25/28)(a)	1,000	971,951
Series K076, Class A1, 3.73%, 12/25/27
(Call 05/25/28)	811	796,760
Series K077, Class A2, 3.85%, 05/25/28
(Call 05/25/28)(a)	1,000	978,500
Series K078, Class A2, 3.85%, 06/25/28
(Call 10/25/28)	1,640	1,604,908
Series K079, Class A2, 3.93%, 06/25/28
(Call 07/25/28)	1,100	1,079,076
Series K081, Class A2, 3.90%, 08/25/28
(Call 12/25/28)(a)	1,500	1,468,720
Series K082, Class A2, 3.92%, 09/25/28
(Call 10/25/28)(a)	1,310	1,283,541
Series K083, Class A2, 4.05%, 09/25/28
(Call 10/25/28)(a)	1,100	1,083,298
Series K085, Class A2, 4.06%, 10/25/28
(Call 11/25/28)(a)	1,000	984,555
Series K086, Class A2, 3.86%, 11/25/28
(Call 11/25/28)(a)	1,725	1,685,294
Series K088, Class A1, 3.48%, 09/25/28
(Call 04/25/29)	293	285,555
Series K088, Class A2, 3.69%, 01/25/29
(Call 04/25/29)	1,010	979,230
Series K089, Class A1, 3.34%, 10/25/28
(Call 04/25/29)	798	775,031
Series K089, Class A2, 3.56%, 01/25/29
(Call 04/25/29)	1,400	1,349,465
Series K091, Class A2, 3.51%, 03/25/29
(Call 10/25/29)	1,017	976,856
Series K092, Class A2, 3.30%, 04/25/29
(Call 07/25/29)	1,010	959,540
Series K094, Class A2, 2.90%, 06/25/29
(Call 11/25/29)	420	390,469
Series K095, Class A2, 2.79%, 06/25/29
(Call 01/25/30)	675	624,092
Series K097, Class A1, 2.16%, 05/25/29
(Call 12/25/29)	924	864,947
Series K098, Class A2, 2.43%, 08/25/29
(Call 08/25/29)	500	452,120
Series K100, Class A2, 2.67%, 09/25/29
(Call 10/25/29)	1,000	913,766
Series K101, Class A2, 2.52%, 10/25/29
(Call 01/25/30)	250	226,398
Series K102, Class A1, 2.18%, 05/25/29
(Call 04/25/30)	896	837,879
Series K103, Class A2, 2.65%, 11/25/29
(Call 06/25/30)	1,220	1,111,265
Series K105, Class A2, 1.87%, 01/25/30
(Call 06/25/30)	1,485	1,289,318
Series K106, Class A1, 1.78%, 10/25/29
(Call 02/25/30)	878	803,583

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K106, Class A2, 2.07%, 01/25/30
(Call 02/25/30)	$1,250	$1,097,221
Series K107, Class A2, 1.64%, 01/25/30
(Call 02/25/30)	1,250	1,072,021
Series K108, Class A2, 1.52%, 03/25/30
(Call 03/25/30)	2,153	1,826,957
Series K109, Class A2, 1.56%, 04/25/30
(Call 04/25/30)	3,000	2,541,011
Series K110, Class A1, 1.02%, 09/25/29
(Call 05/25/30)	954	840,973
Series K110, Class A2, 1.48%, 04/25/30
(Call 05/25/30)	1,640	1,384,076
Series K111, Class A2, 1.35%, 05/25/30
(Call 07/25/30)	1,500	1,250,948
Series K115, Class A2, 1.38%, 06/25/30
(Call 07/25/30)	1,250	1,040,239
Series K116, Class A2, 1.38%, 07/25/30
(Call 09/25/30)	2,025	1,681,939
Series K117, Class A2, 1.41%, 08/25/30
(Call 10/25/30)	1,500	1,245,113
Series K118, Class A1, 0.79%, 03/25/30
(Call 09/25/30)	1,818	1,599,140
Series K118, Class A2, 1.49%, 09/25/30
(Call 09/25/30)	1,500	1,249,853
Series K119, Class A2, 1.57%, 09/25/30
(Call 10/25/30)	2,000	1,673,265
Series K120, Class A2, 1.50%, 10/25/30
(Call 10/25/30)	2,200	1,827,472
Series K123, Class A2, 1.62%, 12/25/30
(Call 01/25/31)	600	501,225
Series K124, Class A2, 1.66%, 12/25/30
(Call 01/25/31)	300	250,714
Series K125, Class A2, 1.85%, 01/25/31
(Call 01/25/31)	1,000	845,484
Series K126, Class A2, 2.07%, 01/25/31
(Call 05/25/31)	1,116	959,207
Series K127, Class A2, 2.11%, 01/25/31
(Call 02/25/31)	1,740	1,497,158
Series K128, Class A2, 2.02%, 03/25/31
(Call 03/25/31)	1,000	854,880
Series K130, Class A2, 1.72%, 06/25/31
(Call 07/25/31)	1,500	1,247,260
Series K131, Class A2, 1.85%, 07/25/31
(Call 09/25/31)	1,000	838,163
Series K132, Class A2, 2.02%, 08/25/31
(Call 12/25/31)	1,000	843,616
Series K133, Class A2, 2.10%, 09/25/31
(Call 10/25/31)	1,000	847,196
Series K135, Class A1, 1.61%, 10/25/30
(Call 11/25/31)	1,183	1,039,538
Series K135, CLASS A2, 2.15%, 10/25/31
(Call 11/25/31)(a)	1,800	1,530,628
Series K136, Class A2, 2.13%, 11/25/31
(Call 12/25/31)	2,000	1,693,103
Series K139, Class A2, 2.59%, 01/25/32
(Call 02/25/32)(a)	750	655,614
Series K142, Class A2, 2.40%, 03/25/32
(Call 03/25/32)	1,000	859,159
Series K150, 3.71%, 09/25/32 (Call 10/25/32)(a)	2,000	1,885,769
Series K1510, Class A2, 3.72%, 01/25/31
(Call 01/25/34)	250	237,479

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K1510, Class A3, 3.79%, 01/25/34
(Call 01/25/34)	$500	$469,988
Series K-1511, Class A2, 3.47%, 03/25/31
(Call 04/25/34)	500	465,411
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 10/25/34)	730	664,831
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 10/25/34)	450	387,253
Series K-1513, Class A3, 2.80%, 08/25/34
(Call 12/25/34)	1,015	851,822
Series K-1516, Class A2, 1.72%, 05/25/35
(Call 10/25/35)	1,825	1,355,036
Series K-1517, Class A2, 1.72%, 07/25/35
(Call 08/25/35)	500	373,539
Series K-1518, Class A2, 1.86%, 10/25/35
(Call 10/25/35)	500	375,133
Series K152, Class A1, 2.83%, 05/25/30
(Call 04/25/31)	1,044	984,405
Series K152, Class A2, 3.08%, 01/25/31
(Call 04/25/31)	250	229,743
Series K-1520, Class A2, 2.44%, 02/25/36
(Call 04/25/36)	1,000	792,979
Series K-1521, Class A2, 2.18%, 08/25/36
(Call 09/25/36)	1,000	762,135
Series K153, Class A3, 3.12%, 10/25/31
(Call 02/25/32)(a)	500	455,913
Series K154, Class A3, 3.46%, 11/25/32
(Call 12/25/32)(a)	345	319,277
Series K155, Class A1, 3.75%, 11/25/29
(Call 05/25/33)	426	417,186
Series K156, Class A3, 3.70%, 06/25/33
(Call 07/25/33)(a)	500	468,653
Series K157, Class A2, 3.99%, 05/25/33
(Call 09/25/33)(a)	826	801,995
Series K159, Class A1, 3.95%, 12/25/29
(Call 11/25/33)	1,159	1,144,107
Series K159, Class A2, 3.95%, 11/25/30
(Call 11/25/33)(a)	833	806,236
Series K729, Class A1, 2.95%, 02/25/24
(Call 11/25/24)	0	4
Series K734, Class A2, 3.21%, 02/25/26
(Call 07/25/26)	1,000	973,846
Series K735, Class A2, 2.86%, 05/25/26
(Call 06/25/26)	489	471,683

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K737, Class AM, 2.10%, 10/25/26
(Call 12/25/26)	$300	$280,907
Series K740, Class A2, 1.47%, 09/25/27
(Call 10/25/27)	1,400	1,264,717
Series K741, Class A2, 1.60%, 12/25/27
(Call 12/25/27)	1,120	1,011,054
Series K742, Class A2, 1.76%, 03/25/28
(Call 04/25/28)	1,000	903,596
Series K742, Class AM, 1.37%, 04/25/28
(Call 04/25/28)	1,400	1,235,588
Series KS03, Class A4, 3.16%, 05/25/25
(Call 08/25/25)(a)	1,000	981,149
		139,675,650
U.S. Government Obligations — 1.4%
U.S. Treasury Note/Bond, 4.38%, 11/30/30	6,000	6,162,188

Total U.S. Government & Agency Obligations — 34.2%
(Cost: $159,138,535)		145,837,838

Total Long-Term Investments — 98.6%
(Cost: $457,358,378)		420,570,699

	Shares
Short-Term Securities

Money Market Funds — 2.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(b)(c)	11,050,000	11,050,000

Total Short-Term Securities — 2.6%
(Cost: $11,050,000)		11,050,000

Total Investments — 101.2%
(Cost: $468,408,378)		431,620,699

Liabilities in Excess of Other Assets — (1.2)%		(5,301,990)

Net Assets — 100.0%		$426,318,709

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,810,000	$7,240,000	(a)	$—	$—	$—	$11,050,000	11,050,000	$52,770	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$274,732,861	$—	$274,732,861
U.S. Government & Agency Obligations	—	145,837,838	—	145,837,838
Short-Term Securities
Money Market Funds	11,050,000	—	—	11,050,000
	$11,050,000	$420,570,699	$—	$431,620,699